Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Small Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Small Cap Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio’s performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio’s portfolio turnover rate was 19% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases securities of small, non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA International Small Cap Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (“book to market ratio”). In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The DFA International Small Cap Value Portfolio intends to purchase securities of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2016, for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests would be $5,561 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2016, the Advisor would consider a small company in Switzerland to have a market capitalization below $4,854 million, a small company in Norway to have a market capitalization below $2,275 million, and a small company in Japan to have a market capitalization below $1,977 million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Small Cap Value Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

		The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Cyber Security Risk: The DFA International Small Cap Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Small Cap Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

		The after-tax returns presented in the table for the DFA International Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Small Cap Value Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA International Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Small Cap Value Portfolio Institutional Class Shares—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2007-December 2016
Highest Quarter	Lowest Quarter
31.78% (4/09–6/09)	-21.72% (7/11–9/11)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the DFA International Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847
2007	rr_AnnualReturn2007	2.95%
2008	rr_AnnualReturn2008	(41.68%)
2009	rr_AnnualReturn2009	39.51%
2010	rr_AnnualReturn2010	18.10%
2011	rr_AnnualReturn2011	(17.46%)
2012	rr_AnnualReturn2012	22.26%
2013	rr_AnnualReturn2013	32.39%
2014	rr_AnnualReturn2014	(4.99%)
2015	rr_AnnualReturn2015	3.99%
2016	rr_AnnualReturn2016	8.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	11.55%
10 Years	rr_AverageAnnualReturnYear10	3.50%
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO | Return After Taxes on Distributions | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	10.46%
10 Years	rr_AverageAnnualReturnYear10	2.60%
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	9.09%
10 Years	rr_AverageAnnualReturnYear10	2.71%
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO | MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	2.69%